Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of detailed income taxes

For the year ended December 31,
(M$)	2019	2018	2017
Current income taxes	(5,469)	(6,971)	(3,416)
Deferred income taxes	(403)	455	387
Total income taxes	(5,872)	(6,516)	(3,029)

Schedule of deferred tax balances, including balance sheet presentation and analysis of variation

As of December 31,
(M$)	2019	2018	2017
Net operating losses and tax carry forwards	3,752	3,779	3,014
Employee benefits	970	995	1,153
Other temporary non-deductible provisions	8,660	8,409	6,344
Differences in depreciations	(16,029)	(15,469)	(13,387)
Other temporary tax deductions	(2,995)	(2,541)	(2,746)
Net deferred tax liability	(5,642)	(4,827)	(5,622)

As of December 31,
(M$)	2019	2018	2017
Deferred tax assets	6,216	6,663	5,206
Deferred tax liabilities	(11,858)	(11,490)	(10,828)
Net amount	(5,642)	(4,827)	(5,622)

As of December 31,
(M$)	2019	2018	2017
Opening balance	(4,827)	(5,622)	(6,692)
Deferred tax on income	(403)	455	387
Deferred tax on shareholders' equity (a)	255	27	(490)
Changes in scope of consolidation and others	(695)	151	1,154
Currency translation adjustment	28	162	19
Closing balance	(5,642)	(4,827)	(5,622)

(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of listed securities classified as financial assets available for sale, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2019	2018	2017
Consolidated net income	11,438	11,550	8,299
Provision for income taxes	5,872	6,516	3,029
Pre-tax income	17,310	18,066	11,328
French statutory tax rate	34.43%	34.43%	44.43%
Theoretical tax charge	(5,960)	(6,220)	(5,033)
Difference between French and foreign income tax rates	(2,007)	(3,058)	(633)
Tax effect of equity in income (loss) of affiliates	1,173	1,080	888
Permanent differences	1,422	1,740	1,491
Adjustments on prior years income taxes	12	(40)	(91)
Adjustments on deferred tax related to changes in tax rates	(270)	2	(309)
Changes in valuation allowance of deferred tax assets	(242)	(20)	658
Net provision for income taxes	(5,872)	(6,516)	(3,029)

Schedule of net operating losses and carried forward tax credits by expiration and main countries

As of December 31,
(M$)	2019	2018	2017
2018			75
2019		90	64
2020	71	70	60
2021	48	38	24
2022(a)	27	32	1,330
2023(b)	19	1,423
2024 and after	1,310
Unlimited	2,277	2,126	1,461
Total	3,752	3,779	3,014

(a)	2022 and after for 2017.
(b)	2023 and after for 2018.

As of December 31, 2019 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2019		United			United
(M$)	Australia	States	Canada	France	Kingdom
2020
2021
2022
2023
2024 and after		595	675
Unlimited	1,057	120		520	313
Total	1,057	715	675	520	313